OTHER ACCOUNTS RECEIVABLES AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
OTHER ACCOUNTS RECEIVABLES AND PREPAID EXPENSES [Abstract]
Prepaid expenses	$ 1,326	$ 1,556
Government authorities	6,825	3,148
Deferred tax assets	7,114	7,918
Advances to suppliers	3,726	1,379
Derivatives	2,353	728
Other	1,509	1,509
Other accounts receivables and prepaid expenses	$ 22,853	$ 16,238